Current and long-term debt - 2021 AVIC lease financing (Details) $ in Thousands	1 Months Ended	12 Months Ended
	Jan. 31, 2024 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Mar. 31, 2021 USD ($) vessel	Feb. 28, 2021 USD ($) vessel
Disclosure of detailed information about borrowings [line items]
Principal repayments recognized in consolidated cash flow statements		$ 0	$ 516,127	$ 79,502
Borrowings		861,967	1,588,290
Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Borrowings		877,993	1,617,439
2021 AVIC Lease Financing
Disclosure of detailed information about borrowings [line items]
Deposits held by lessor			1,000
Purchase option fees			1,200
2021 AVIC Lease Financing | Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Borrowings		$ 0	$ 77,567
STI Memphis and STI Soho | 2021 AVIC Lease Financing
Disclosure of detailed information about borrowings [line items]
Number of vessels under finance lease arrangements | vessel						2
STI Memphis and STI Soho | 2021 AVIC Lease Financing | Vessels
Disclosure of detailed information about borrowings [line items]
Borrowings						$ 44,200
STI Lombard and STI Osceola | 2021 AVIC Lease Financing | Vessels
Disclosure of detailed information about borrowings [line items]
Number of vessels under finance lease arrangements | vessel					2
Borrowings					$ 53,100
STI Soho, STI Osceola, STI Memphis and STI Lombard | 2021 AVIC Lease Financing | Vessels
Disclosure of detailed information about borrowings [line items]
Deposits held by lessor	$ 1,000
Purchase option fees	1,200
Principal repayments recognized in consolidated cash flow statements	$ 76,400